Trade and Other Receivables and Prepayments (Details) - Schedule of detailed information about trade and other receivables and prepayments - ZAR (R) R in Thousands	12 Months Ended
	Feb. 28, 2023	Feb. 28, 2022
Schedule of Detailed Information About Trade and Other Receivables and Prepayments [Abstract]
Amounts due from related parties		R 2,515
Trade receivables	485,740	448,212
Expected credit loss provision	(149,541)	(161,683)
Total trade receivables	336,199	289,044
Other receivables
Deposits	11,811	6,386
Sundry debtors	24,739	9,131
Finance lease receivables	21,403
Subtotal	394,152	304,561
Prepayments	32,387	28,964
Other taxes	7,367	10,083
Total trade and other receivables and prepayments	433,906	343,608
Non-current	24,715	9,722
Current	409,191	333,886
Total non-current	R 433,906	R 343,608